Interest in joint operations (Tables)	12 Months Ended
Jun. 30, 2025
Interest in joint operations
Schedule of interest in joint operations

			% of equity owned
			2025	2024
Name	Country of incorporation	Nature of activities	%	%
Louisiana Integrated Polyethylene JV LLC (LIP JV)	United States of America	Manufactures ethylene and polyethylene chemicals. The joint operation with LyondellBasell operates as a tolling arrangement. Sasol retains control of our portion of the goods during the toll processing, for which a fee is paid, and only recognises revenue when the finished goods are transferred to a final customer. Equistar, a subsidiary of LyondellBasell, acts as an independent agent, for a fee, to exclusively market and sell all of Sasol’s Linear low-density polyethylene and Low-density polyethylene produced by the joint operation to customers.	50	50
National Petroleum Refiners of South Africa (Pty) Ltd (Natref)	South Africa	Inland refinery that uses crude oil to produce liquid fuels. Natref is a joint venture between Sasol and the PRAX Group. During the year, TotalEnergies disposed of its interest in the joint operation to the PRAX Group, resulting in a change in the joint arrangement’s shareholder structure.	64	64

			Total	Total
	LIP JV	Natref	2025	2024
for the year ended 30 June	Rm	Rm	Rm	Rm
Statement of financial position
External non-current assets	25 696	—	25 696	26 495
External current assets	1 547	777	2 324	1 842
Intercompany current assets	209	3	212	104
Total assets	27 452	780	28 232	28 441
Shareholders’ equity	25 900	(4 294)	21 606	22 673
Long-term liabilities	32	3 600	3 632	3 082
Interest-bearing current liabilities	6	104	110	90
Non-interest-bearing current liabilities	1 091	599	1 690	1 858
Intercompany current liabilities	423	771	1 194	738
Total equity and liabilities	27 452	780	28 232	28 441